SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible promissory notes, beginning balance	$ 655,071
Convertible promissory notes, beginning balance	1,768,700	2,544,487
Convertible promissory notes, beginning balance	(1,424,900)	(378,182)
Convertible promissory notes, beginning balance	(2,054,904)	(2,407,582)
Convertible promissory notes, beginning balance		804,356
Convertible promissory notes, beginning balance		91,992
Amortization of debt discount	2,364,334	896,348
Convertible promissory notes, beginning balance	$ 1,309,111	$ 655,071